Significant Accounting Policies - Summary of Depreciation Method For Right of Use Assets And Useful Life (Detail)	12 Months Ended
Dec. 31, 2022
Building [member] | Bottom of range [member]
Statement [line items]
Useful life of right-of-use asset	6 years
Building [member] | Top of range [member]
Statement [line items]
Useful life of right-of-use asset	9 years
Equipment | Bottom of range [member]
Statement [line items]
Useful life of right-of-use asset	1 year
Equipment | Top of range [member]
Statement [line items]
Useful life of right-of-use asset	2 years